Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2014
Component of Operating Income [Abstract]
Schedule Of Components Of Other Income, Net
The components of Other income, net for the years ended December 31 are as follows (in thousands):

	2014	2013	2012
Watson litigation settlement income, net	$—	$(50,400)	$—
Net gain on sale of certain early-stage drug discovery and development assets	(5,200)	—	—
Foreign currency (gain) loss, net	(10,054)	(21)	—
Equity earnings from unconsolidated subsidiaries, net	(8,325)	(1,482)	(386)
Other miscellaneous	(8,745)	(1,156)	(235)
Other income, net	$(32,324)	$(53,059)	$(621)